Reorganization and Acquisitions (Reorganization, Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	Apr. 07, 2009	Dec. 31, 2015	Dec. 31, 2014
Class A ordinary shares [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering		34,089,000	22,977,000
Changyou.com Limited [Member]
Reorganization and Acquisitions [Line Items]
Net proceeds from initial public offering after deducting commissions and offering expenses	$ 54.7
Changyou.com Limited [Member] | ADS [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering	8,625,000
Initial offering price per ADS	$ 16.00
Shares, initial public offering, sold by the Company	3,750,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	4,875,000
Changyou.com Limited [Member] | Class A ordinary shares [Member]
Reorganization and Acquisitions [Line Items]
Shares, outstanding in initial public offering	17,250,000	34,089,000	22,977,000
Shares, initial public offering, sold by the Company	7,500,000
Shares, initial public offering, sold by an indirect wholly-owned subsidiary of Sohu.com	9,750,000